Income Taxes (Narrative) (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 55.8		$ 7.2
Expire Between Years 2027 And 2044 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards		$ 129.1	85.0	$ 122.3
Expire In 2037 | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	0.2		0.9
Non-capital loss carry-forwards (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	96.5
Non-capital loss carry-forwards (Mexico)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 66.6		$ 55.7